Putnam
Voyager
Fund II

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

We would be less than candid if we did not acknowledge the concerns of many shareholders over the stock market's performance during Putnam Voyager Fund II's fiscal year that ended on December 31, 2000. Nevertheless, when we look at your fund's results over longer periods, our faith in the validity of its underlying strategy is reaffirmed.

Seasoned long-term investors have come to understand that all markets experience such periods of turbulence from time to time. They have also learned that from such adversity often comes opportunity. As fund managers Roland Gillis, Jeff Lindsey, and Chuck Swanberg note in the following report, they are continually seeking out such opportunities that they believe represent potential value for your fund down the road.

They also caution that we may still be in for a bit more turbulence until the markets become convinced that Dr. Greenspan has engineered a soft landing for the economy. However, investor perceptions are known for their tendency to turn on a dime, and we believe that at some point in the months ahead such a shift will occur.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
February 21, 2001

REPORT FROM FUND MANAGEMENT

Roland W. Gillis
Jeffrey R. Lindsey
Charles H. Swanberg

The fiscal year ended December 31, 2000, was one of the most challenging in the brief history of Putnam Voyager Fund II. For the first time since its inception in 1993, your fund delivered a negative one-year return. This performance is a reflection of difficult conditions for the stocks of rapidly growing companies throughout most of the period. Six interest rate increases from the Federal Reserve Board, slumping consumer confidence, and investor fears that the slowing economy might result in a recession all contributed to market downturns. Despite the disappointing short-term results, we remain focused on the fund's long-term objectives and we continue to target stocks that we believe offer strong long-term growth prospects. As always, investors are encouraged to consider the fund's performance record over longer periods; a complete performance summary begins on page 6.

Total return for 12 months ended 12/31/00

        Class A          Class B           Class C           Class M
      NAV     POP      NAV     CDSC      NAV     CDSC       NAV    POP
--------------------------------------------------------------------------
    -32.24%  -36.15%  -32.75%  -35.93%  -32.74%  -33.38%  -32.59%  -34.95%
--------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* FIRST NEGATIVE YEAR IN A DECADE FOR MAJOR INDEXES

The year 2000 took most stock market investors on a roller-coaster ride of historic proportions. The first quarter was exceptionally strong, with the Nasdaq Composite Index, which measures technology stock performance, hitting 16 record highs. However, after the index reached its peak on March 10, 2000, the market's momentum reversed sharply and the index experienced a series of double-digit losses.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                      14.5%

Semiconductors                 9.4%

Communications
equipment                      9.2%

Media                          7.3%

Biotechnology                  5.4%

Footnote reads:
*Based on net assets as of 12/31/00. Holdings will vary over time.


It had plenty of company. Despite bouncing back a few times, all three major stock indexes finished the year in negative territory for the first time in 10 years. After surging more than 85% in 1999, the Nasdaq returned -39% in 2000, the largest decline since the index was created in 1971. (From its peak in March, the Nasdaq declined 54%.) The S&P 500, a broader stock market index, returned -10.14%, its worst one-year return since 1977. The Dow Jones Industrial Average fared slightly better, returning -6.18%.

While a number of factors contributed to the declines, perhaps the most significant was the slowdown in economic growth. In 1999, the Fed became concerned that several years of record-setting growth in the United States might lead to higher inflation. The slowdown that occurred in 2000 is exactly what the Fed sought to achieve when it raised interest rates six times in a one-year period. What caught many investors by surprise, however, was the speed at which the economy slowed, especially in the final months of 2000. This caused many to wonder if the slowdown would lead to a recession. We believe, however, that the Fed is now committed to heading off a recession, as evidenced by its surprise interest-rate cut on January 3, 2001.

* DECLINES STEEPEST IN TECHNOLOGY SECTOR

During fiscal 2000, the largest portion of the fund was invested in the technology sector, where stocks experienced the sharpest declines. Your fund has an aggressive growth objective; we look for stocks of strong companies whose earnings we expect will grow rapidly -- many of which are found in the technology sector. Of course, with these rapid growth prospects comes the potential for the type of volatility we witnessed in 2000. During the fiscal period, several factors converged to cause most technology stocks to decline.


"We believe the fund is positioned to benefit when aggressive-growth stocks recover. In the meantime, we will continue to target companies of all sizes whose innovative leadership is expected to deliver above-average growth."

-- Roland W. Gillis, portfolio manager


In early 2000, the prices of most technology stocks had risen in anticipation of continued rapid profit growth. As the year progressed, however, investors began to think these expectations might be unrealistic, especially considering that many of these companies already had several years of record-breaking growth under their belts. At the same time, as the economy slowed, a number of businesses began to reduce their spending on technology. As investors shied away from technology stocks and businesses began to rein in their spending, a number of well-known technology companies announced that their earnings might not be as strong as expected. The resulting market declines were quite sharp, and a number of holdings in your fund's portfolio felt the effects. Semiconductor stocks PMC-Sierra and Xilinx, for example, had a negative impact on the fund's performance.

Despite the challenges of 2000, we believe technology will continue to be a major growth trend and the driving force behind productivity and economic growth. It is also important to note that not all technology stocks suffered downturns during the period. Fund holdings that made a positive contribution included communications equipment company Brocade Communications Systems, Inc., telecommunications company SBA Communications, and semiconductor company Emulex. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.

* SLOWER-GROWTH SECTORS BENEFITED FROM MARKET VOLATILITY

The stocks that performed well in 2000 were often in slower-growth sectors such as energy, utilities, basic materials, and financials, which typically do not meet the fund's aggressive-growth objective. There were, however, some exceptions that provided a positive contribution to the fund's performance. In the financial services area, standouts included bank holding companies Fifth Third Bancorp, TCF Financial Corporation, and Northern Trust Corporation. In the energy sector, oil services companies Nabors Industries and National-Oilwell, Inc., made positive contributions.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

VERITAS Software Corp.
Software

Brocade Communications Systems
Communications equipment

General Electric Co.
Conglomerates

Maxim Integrated Products, Inc.
Semiconductors

Genentech, Inc.
Biotechnology

Comverse Technology, Inc.
Communications equipment

Cisco Systems, Inc.
Communications equipment

Pfizer, Inc.
Pharmaceuticals

VeriSign, Inc.
Computer software and services

Nabors Industries, Inc.
Energy

Footnote reads:
These holdings represent 15.0% of the fund's net assets as of 12/31/00. Portfolio holdings will vary over time.


The health-care sector was another pocket of strength. Although the fund did not take full advantage of the opportunities it offered, some notable holdings, such as United Health Group and WellPoint Health Networks, Inc., made positive contributions. Performance of stocks in the consumer and retail sectors was mixed in 2000 as many companies felt the effects of slumping consumer confidence. In the fund's portfolio, however, performance was boosted by the stocks of Krispy Kreme Doughnuts, Starbucks Corporation, and Tiffany & Company.

* FUND POSITIONED FOR GROWTH STOCK RECOVERY

It is important to remember that when market direction starts to change for the better, it can change so rapidly that investors who are not already positioned in recovering sectors cannot fully participate in the gains. While aggressive growth funds such as yours are subject to volatility, they also have the potential to benefit from swift market upswings. We believe the fund is positioned to benefit when aggressive-growth stocks recover. In the meantime, we will continue to target companies of all sizes whose innovative leadership is expected to deliver above-average growth. In addition, we are diversifying portfolio holdings across sectors that meet our growth criteria. Most important, we have not shifted the fund's objective or style to flee market fluctuations. As we enter fiscal 2001, we believe the market may be starting to shift from last year's negative, anticipatory mood, and investors may soon begin to focus on the upside potential for growth stocks.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund II is designed for investors aggressively seeking long-term growth of capital primarily through common stocks.

TOTAL RETURN FOR PERIODS ENDED 12/31/00

                     Class A         Class B         Class C         Class M
(inception dates)   (4/14/93)       (10/2/95)       (2/1/99)        (10/2/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year          -32.24% -36.15% -32.75% -35.93% -32.74% -33.38% -32.59% -34.95%
------------------------------------------------------------------------------
5 years         100.15   88.63   92.84   90.84   92.92   92.92   95.28   88.47
Annual average   14.89   13.53   14.03   13.80   14.04   14.04   14.32   13.51
------------------------------------------------------------------------------
Life of fund    270.82  249.45  250.06  250.06  250.36  250.36  256.95  244.54
Annual average   18.50   17.59   17.62   17.62   17.63   17.63   17.92   17.38
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/00

                                            Russell Midcap           Consumer
                                             Growth Index          price index
------------------------------------------------------------------------------
1 year                                        -11.75%                 3.38%
------------------------------------------------------------------------------
5 years                                       126.55                 13.24
Annual average                                 17.76                  2.52
------------------------------------------------------------------------------
Life of fund                                  227.23                 21.52
Annual average                                 16.52                  2.55
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect, without which returns would have been lower.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 4/14/93

               Fund's class A       Russell Midcap       Consumer price
Date            shares at POP        Growth Index            index

4/14/93            9,425               10,000               10,000
12/31/93          11,589               11,020               10,153
12/31/94          11,629               10,781               10,460
12/31/95          17,459               14,444               10,731
12/31/96          18,805               16,969               11,079
12/31/97          23,209               20,794               11,267
12/31/98          28,669               24,509               11,448
12/31/99          51,575               37,080               11,755
12/31/00         $34,945              $32,723              $12,152

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $35,006 and $35,036, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $35,695 ($34,454 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 12/31/00

                          Class A       Class B      Class C      Class M
-----------------------------------------------------------------------------
Distributions (number)       1             1            1            1
-----------------------------------------------------------------------------
Income                       --            --           --           --
-----------------------------------------------------------------------------
Capital gains
  Long-term                $0.794        $0.794       $0.794       $0.794
-----------------------------------------------------------------------------
  Short-term                0.606         0.606        0.606        0.606
-----------------------------------------------------------------------------
  Return of capital 1       0.008         0.008        0.008        0.008
-----------------------------------------------------------------------------
  Total                    $1.408        $1.408       $1.408       $1.408
-----------------------------------------------------------------------------
Share value:             NAV     POP       NAV          NAV      NAV     POP
-----------------------------------------------------------------------------
12/31/99               $38.45  $40.80    $37.13       $38.21   $37.61  $38.97
-----------------------------------------------------------------------------
12/31/00                24.75   26.26     23.67        24.40    24.05   24.92
-----------------------------------------------------------------------------
1 See page 34.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Putnam Voyager Fund II

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Voyager Fund II (the "fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2001




THE FUND'S PORTFOLIO
December 31, 2000

COMMON STOCKS (97.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Airlines (0.9%)
-------------------------------------------------------------------------------------------------------------------
            479,400 Ryanair Holdings PLC ADR (Ireland) (NON)                                          $  26,696,588

Banking (2.6%)
-------------------------------------------------------------------------------------------------------------------
            234,100 Bank of New York Co., Inc.                                                           12,919,394
            539,600 Fifth Third Bancorp                                                                  32,241,100
             57,100 Northern Trust Corp.                                                                  4,657,219
            127,100 State Street Corp.                                                                   15,787,091
            346,029 TCF Financial Corp.                                                                  15,419,917
                                                                                                      -------------
                                                                                                         81,024,721

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
            118,800 PepsiCo, Inc.                                                                         5,888,025

Biotechnology (5.4%)
-------------------------------------------------------------------------------------------------------------------
            137,100 Albany Molecular Research, Inc. (NON)                                                 8,448,788
            102,800 Alexion Pharmaceuticals, Inc. (NON)                                                   6,675,575
            200,700 Amgen, Inc. (NON)                                                                    12,832,256
             85,800 Applied Molecular Evolution, Inc. (NON)                                               1,463,963
            150,000 BioChem Pharma, Inc. (Canada) (NON)                                                   4,800,000
            325,800 Biovail Corp. (Canada) (NON)                                                         12,654,072
            331,700 Cephalon, Inc. (NON)                                                                 21,000,756
            395,175 Cryolife, Inc. (NON)                                                                 11,954,044
            522,800 Genentech, Inc. (NON)                                                                42,608,200
            201,300 Immunex Corp. (NON)                                                                   8,177,813
            125,000 Intermune Pharmaceuticals, Inc. (NON)                                                 5,578,125
            203,100 Medimmune, Inc. (NON)                                                                 9,685,331
            206,850 Sepracor, Inc. (NON)                                                                 16,573,856
            183,600 Tanox, Inc. (NON)                                                                     7,194,825
                                                                                                      -------------
                                                                                                        169,647,604

Commercial and Consumer Services (3.0%)
-------------------------------------------------------------------------------------------------------------------
          1,646,200 Capita Group PLC (United Kingdom)                                                    12,292,999
            117,300 Capita Group PLC 144A (United Kingdom)                                                  875,938
            205,700 Choicepoint, Inc. (NON)                                                              13,486,206
            600,700 Cintas Corp.                                                                         31,949,731
            290,150 Corporate Executive Board Co. (NON)                                                  11,537,996
            190,900 DeVry, Inc. (NON)                                                                     7,206,475
            161,150 Paychex, Inc.                                                                         7,835,919
            285,600 Robert Half International, Inc. (NON)                                                 7,568,400
             48,400 StorageNetworks, Inc. (NON)                                                           1,200,925
                                                                                                      -------------
                                                                                                         93,954,589

Communications Equipment (9.2%)
-------------------------------------------------------------------------------------------------------------------
            687,900 Brocade Communications Systems (NON)                                                 63,157,819
          1,026,200 Cisco Systems, Inc. (NON)                                                            39,252,150
            378,850 Comverse Technology, Inc. (NON)                                                      41,152,581
            111,700 Corning, Inc.                                                                         5,899,156
            167,700 Efficient Networks, Inc. (NON)                                                        2,389,725
            184,400 Extreme Networks, Inc. (NON)                                                          7,214,650
            273,990 Juniper Networks, Inc. (NON)                                                         34,539,864
            764,050 Nokia OYJ AB Class A (Finland)                                                       34,064,023
            231,700 Nokia OYJ ADR (Finland)                                                              10,078,950
             14,400 Polycom, Inc. (NON)                                                                     463,500
             67,200 Powerwave Technologies, Inc. (NON)                                                    3,931,200
            202,800 QUALCOMM, Inc. (NON)                                                                 16,667,625
            414,500 Redback Networks, Inc. (NON)                                                         16,994,500
            460,100 Sonus Networks, Inc. (NON)                                                           11,617,525
                                                                                                      -------------
                                                                                                        287,423,268

Computers (0.8%)
-------------------------------------------------------------------------------------------------------------------
            552,600 Convera Corp. (NON)                                                                   9,808,650
            189,700 Inrange Technologies Corp. (NON)                                                      3,213,044
            938,500 Parametric Technology Corp. (NON)                                                    12,611,094
                                                                                                      -------------
                                                                                                         25,632,788

Computers - Hardware (1.6%)
-------------------------------------------------------------------------------------------------------------------
            359,600 EMC Corp. (NON)                                                                      23,913,400
            246,800 Network Appliance, Inc. (NON)                                                        15,841,475
            335,400 Sun Microsystems, Inc. (NON)                                                          9,349,275
                                                                                                      -------------
                                                                                                         49,104,150

Computers - Services (1.2%)
-------------------------------------------------------------------------------------------------------------------
            552,800 Checkfree Corp. (NON)                                                                23,494,000
            246,950 Jack Henry & Associates, Inc.                                                        15,341,769
                                                                                                      -------------
                                                                                                         38,835,769

Computers - Software and Services (1.7%)
-------------------------------------------------------------------------------------------------------------------
            284,300 Ariba, Inc. (NON)                                                                    15,245,588
            503,420 VeriSign, Inc. (NON)                                                                 37,347,471
                                                                                                      -------------
                                                                                                         52,593,059

Conglomerates (2.9%)
-------------------------------------------------------------------------------------------------------------------
            474,200 Autonation, Inc. (NON)                                                                2,845,200
          1,138,300 General Electric Co.                                                                 54,567,256
            569,900 Tyco International, Ltd.                                                             31,629,450
                                                                                                      -------------
                                                                                                         89,041,906

Consumer Finance (0.7%)
-------------------------------------------------------------------------------------------------------------------
            212,150 Capital One Financial Corp.                                                          13,962,122
            172,300 MBNA Corp.                                                                            6,364,331
                                                                                                      -------------
                                                                                                         20,326,453

Consumer Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
            212,300 CDW Computer Centers, Inc. (NON)                                                      5,917,863
            414,500 Key3Media Group, Inc. (NON)                                                           5,051,719
            334,000 TMP Worldwide, Inc. (NON)                                                            18,370,000
                                                                                                      -------------
                                                                                                         29,339,582

Distribution (0.3%)
-------------------------------------------------------------------------------------------------------------------
            192,700 Black Box Corp. (NON)                                                                 9,309,819

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
            105,000 Power-One, Inc. (NON)                                                                 4,127,813

Electronics (4.2%)
-------------------------------------------------------------------------------------------------------------------
            174,000 Avanex Corp. (NON)                                                                   10,363,875
            354,600 DDi Corp. (NON)                                                                       9,662,850
            135,000 Emcore Corp. (NON)                                                                    6,345,000
            834,500 Finisar Corp. (NON)                                                                  24,200,500
            990,200 Jabil Circuit, Inc. (NON)                                                            25,126,325
            152,800 JDS Uniphase Corp. (NON)                                                              6,369,850
             20,300 New Focus, Inc. (NON)                                                                   705,425
             29,900 Optical Communications Productions, Inc. (NON)                                          336,375
             83,800 PerkinElmer, Inc.                                                                     8,799,000
            497,100 Plexus Corp. (NON)                                                                   15,107,180
            328,944 Sanmina Corp. (NON)                                                                  25,205,334
                                                                                                      -------------
                                                                                                        132,221,714

Energy (2.2%)
-------------------------------------------------------------------------------------------------------------------
             62,000 BJ Services Co. (NON)                                                                 4,270,250
            222,500 Ensco International, Inc.                                                             7,578,906
            411,500 Global Marine, Inc. (NON)                                                            11,676,313
            614,000 Nabors Industries, Inc. (NON)                                                        36,318,100
            212,300 National-Oilwell, Inc. (NON)                                                          8,213,356
                                                                                                      -------------
                                                                                                         68,056,925

Engineering & Construction (0.5%)
-------------------------------------------------------------------------------------------------------------------
            365,000 Insituform Technologies, Inc. Class A (NON)                                          14,554,375

Entertainment (0.6%)
-------------------------------------------------------------------------------------------------------------------
            395,125 Viacom, Inc. Class B (NON)                                                           18,472,094

Financial (0.4%)
-------------------------------------------------------------------------------------------------------------------
            110,900 Marschollek, Lautenschlaeger und Partner (MLP)
                    AG (Germany)                                                                         12,126,571

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Krispy Kreme Doughnuts, Inc. (NON)                                                   10,790,000

Health Care Services (4.2%)
-------------------------------------------------------------------------------------------------------------------
            146,000 Advance Paradigm, Inc. (NON)                                                          6,643,000
             42,200 Cardinal Health, Inc.                                                                 4,204,175
            471,050 Health Management Assoc., Inc. (NON)                                                  9,774,288
          1,048,750 HealthSouth Corp. (NON)                                                              17,107,734
             94,800 Invitrogen Corp. (NON)                                                                8,188,350
            140,200 Invitrogen Corp. (acquired November 15, 2000,
                    cost $8,412,000) (NON) (RES)                                                         10,898,798
            510,000 Province Healthcare Co. (NON)                                                        20,081,250
             71,291 SonoSite, Inc. (NON)                                                                    908,960
            584,300 United Health Group, Inc.                                                            35,861,413
            146,697 Wellpoint Health Networks, Inc. (NON)                                                16,906,829
                                                                                                      -------------
                                                                                                        130,574,797

Insurance (1.6%)
-------------------------------------------------------------------------------------------------------------------
            284,150 AFLAC, Inc.                                                                          20,512,078
            181,650 American International Group, Inc.                                                   17,903,878
            286,750 Fidelity National Financial, Inc.                                                    10,591,828
                                                                                                      -------------
                                                                                                         49,007,784

Investment Banking/Brokerage (1.4%)
-------------------------------------------------------------------------------------------------------------------
            173,000 Morgan Stanley, Dean Witter, Discover and Co.                                        13,710,250
          1,096,800 Schwab (Charles) Corp.                                                               31,121,700
                                                                                                      -------------
                                                                                                         44,831,950

Lodging/Tourism (0.8%)
-------------------------------------------------------------------------------------------------------------------
            701,100 Extended Stay America, Inc. (NON)                                                     9,009,135
            257,900 Four Seasons Hotels, Inc. (Canada)                                                   16,408,888
                                                                                                      -------------
                                                                                                         25,418,023

Manufacturing (0.9%)
-------------------------------------------------------------------------------------------------------------------
            556,400 Shaw Group, Inc. (NON)                                                               27,820,000

Media (7.3%)
-------------------------------------------------------------------------------------------------------------------
            199,800 America Online, Inc. (NON)                                                            6,953,040
            490,802 AT&T Corp. - Liberty Media Group Class A (NON)                                        6,656,502
            578,800 Citadel Communications Corp. (NON)                                                    6,945,600
            426,640 Clear Channel Communications, Inc. (NON)                                             20,665,375
            529,700 Cox Radio, Inc. Class A (NON)                                                        11,951,356
            197,100 Echostar Communications Corp. Class A (NON)                                           4,484,025
            647,480 Entercom Communications Corp. (NON)                                                  22,297,593
            685,800 Entravision Communications Corp. (NON)                                               12,601,575
            258,400 Hispanic Broadcasting Corp. (NON)                                                     6,589,200
            970,600 Infinity Broadcasting Corp. Class A (NON)                                            27,116,138
            484,400 Information Holdings, Inc. (NON)                                                     11,353,125
            309,744 Lamar Advertising Co. (NON)                                                          11,954,183
             57,700 Omnicom Group, Inc.                                                                   4,781,888
            711,100 Radio One, Inc. Class A (NON)                                                         7,599,881
          1,038,600 Radio One, Inc. Class D (NON)                                                        11,424,600
            420,000 Regent Communications, Inc. (NON)                                                     2,493,750
            210,900 Time Warner, Inc.                                                                    11,017,416
            563,900 Univision Communications, Inc. Class A (NON)                                         23,084,656
            969,332 WestWood One, Inc. (NON)                                                             18,720,224
                700 YouthStream Media Networks, Inc. (NON)                                                      525
                                                                                                      -------------
                                                                                                        228,690,652

Medical Technology (2.9%)
-------------------------------------------------------------------------------------------------------------------
            301,800 Applera Corp.-Applied Biosystems Group                                               28,388,063
            283,000 Cytyc Corp. (NON)                                                                    17,705,188
            197,100 Medtronic, Inc.                                                                      11,899,913
            278,050 Novoste Corp. (NON)                                                                   7,646,375
            491,050 Stryker Corp.                                                                        24,842,220
                                                                                                      -------------
                                                                                                         90,481,759

Oil & Gas (1.2%)
-------------------------------------------------------------------------------------------------------------------
            110,700 Burlington Resources, Inc.                                                            5,590,350
            663,500 EOG Resources, Inc.                                                                  36,285,156
                                                                                                      -------------
                                                                                                         41,875,506

Pharmaceuticals (4.0%)
-------------------------------------------------------------------------------------------------------------------
            304,050 King Pharmacueticals, Inc. (NON)                                                     15,715,584
            154,200 Lilly (Eli) & Co.                                                                    14,350,238
            148,250 Medicis Pharmaceutical Corp. Class A (NON)                                            8,765,281
            108,000 Merck & Co., Inc.                                                                    10,111,500
            815,925 Pfizer, Inc.                                                                         37,532,550
            228,400 Pharmacia Corp.                                                                      13,932,400
             69,700 Schering-Plough Corp.                                                                 3,955,475
            419,600 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           19,327,825
                                                                                                      -------------
                                                                                                        123,690,853

Restaurants (0.8%)
-------------------------------------------------------------------------------------------------------------------
            551,800 Starbucks Corp. (NON)                                                                24,417,150

Retail (4.1%)
-------------------------------------------------------------------------------------------------------------------
          1,474,050 Bed Bath & Beyond, Inc. (NON)                                                        32,981,869
            984,001 Dollar Tree Stores, Inc. (NON)                                                       24,108,025
            341,000 Factory 2-U Stores, Inc. (NON)                                                       11,295,625
            175,500 Fastenal Co.                                                                          9,630,563
            132,300 Home Depot, Inc. (The)                                                                6,044,456
            219,300 Kohls Corp. (NON)                                                                    13,377,300
            276,900 Rent-A-Center, Inc. (NON)                                                             9,553,050
            457,300 Tiffany & Co.                                                                        14,462,113
            144,000 Wal-Mart Stores, Inc.                                                                 7,650,000
                                                                                                      -------------
                                                                                                        129,103,001

Schools (1.0%)
-------------------------------------------------------------------------------------------------------------------
             98,700 Apollo Group, Inc. Class A (NON)                                                      4,854,806
            215,000 Learning Tree International, Inc. (NON)                                              10,642,500
            447,100 SmartForce PLC ADR (Ireland) (NON)                                                   16,794,194
                                                                                                      -------------
                                                                                                         32,291,500

Semiconductor (9.4%)
-------------------------------------------------------------------------------------------------------------------
            409,500 Alpha Industries, Inc. (NON)                                                         15,151,500
            451,300 Applied Micro Circuits Corp. (NON)                                                   33,868,655
            382,200 Emulex Corp. (NON)                                                                   30,552,113
            326,600 Exar Corp. (NON)                                                                     10,119,497
            281,400 GlobeSpan, Inc. (NON)                                                                 7,738,500
            359,600 Intel Corp.                                                                          10,810,475
             40,700 JNI Corp. (NON)                                                                         923,381
            432,300 Linear Technology Corp.                                                              19,993,875
            244,000 Marvell Technology Group, Ltd. (NON)                                                  5,352,750
          1,014,400 Maxim Integrated Products, Inc. (NON)                                                48,501,000
            387,000 Micrel, Inc. (NON)                                                                   13,037,063
            235,000 Microchip Technology, Inc. (NON)                                                      5,155,313
            111,300 PMC - Sierra, Inc. (NON)                                                              8,750,963
            298,500 QLogic Corp. (NON)                                                                   22,984,500
            332,000 Semtech Corp. (NON)                                                                   7,324,750
            450,400 Sipex Corp. (NON)                                                                    10,781,450
            273,600 Transmeta Corp. (NON)                                                                 6,429,600
            315,000 TranSwitch Corp. (NON)                                                               12,324,375
            151,700 Vitesse Semiconductor Corp. (NON)                                                     8,390,906
            329,000 Xilinx, Inc. (NON)                                                                   15,175,125
                                                                                                      -------------
                                                                                                        293,365,791

Semiconductor Production Equipment (0.3%)
-------------------------------------------------------------------------------------------------------------------
            198,500 LAM Research Corp. (NON)                                                              2,878,250
            420,100 LTX Corp. (NON)                                                                       5,441,608
                                                                                                      -------------
                                                                                                          8,319,858

Software (14.5%)
-------------------------------------------------------------------------------------------------------------------
            172,050 Advent Software, Inc. (NON)                                                           6,892,753
            459,400 Agile Software Corp. (NON)                                                           22,682,875
            108,800 Amdocs, Ltd. (NON)                                                                    7,208,000
            124,000 Art Technology Group, Inc. (NON)                                                      3,789,750
            397,800 BEA Systems, Inc. (NON)                                                              26,776,913
            159,900 Blue Martini Software, Inc. (NON)                                                     2,118,675
            222,400 Click Commerce, Inc. (NON)                                                            4,642,600
            549,150 E.piphany, Inc. (NON)                                                                29,619,778
            272,750 Electronic Arts, Inc. (NON)                                                          11,625,969
            562,600 I2 Technologies, Inc. (NON)                                                          30,591,375
            678,600 Informatica Corp. (NON)                                                              26,847,113
            153,000 Internet Security Systems, Inc. (NON)                                                12,000,938
            270,200 Interwoven, Inc. (NON)                                                               17,816,313
            320,800 Macromedia, Inc. (NON)                                                               19,488,600
            100,000 Manugistics Group, Inc. (NON)                                                         5,700,000
             44,600 McData Corp. (NON)                                                                    2,441,850
            305,200 Micromuse, Inc. (NON)                                                                18,421,681
            375,700 Microsoft Corp. (NON) (SEG)                                                          16,295,988
            321,300 Netegrity, Inc. (NON)                                                                17,470,688
             34,374 NetIQ Corp. (NON)                                                                     3,003,428
            422,862 Openwave Systems, Inc. (NON)                                                         20,270,947
            133,400 Oracle Corp. (NON)                                                                    3,876,938
            383,000 Peregrine Systems, Inc. (NON)                                                         7,564,250
            262,300 Portal Software, Inc. (NON)                                                           2,057,416
            313,900 Quest Software, Inc. (NON)                                                            8,808,819
            149,200 Serena Software (NON)                                                                 5,107,769
            218,000 Siebel Systems, Inc. (NON)                                                           14,742,250
            783,450 VERITAS Software Corp. (NON) (SEG)                                                   68,551,859
            529,100 Vignette Corp. (NON)                                                                  9,523,800
            132,100 Vitria Technology, Inc. (NON)                                                         1,023,775
            278,950 webMethods, Inc. (NON)                                                               24,809,116
                                                                                                      -------------
                                                                                                        451,772,226

Telecommunications (3.8%)
-------------------------------------------------------------------------------------------------------------------
            237,300 Allegiance Telecom, Inc. (NON)                                                        5,283,633
          1,250,000 Asia Global Crossing, Ltd. (NON)                                                      8,203,125
            255,700 Focal Communications Corp. (NON)                                                      1,789,900
            340,000 Global Crossing Holdings, Ltd. (Bermuda) (NON)                                        4,866,250
              3,100 GT Group Telecom, Inc. Class B (Canada) (NON)                                            23,250
          1,491,600 McLeodUSA, Inc. Class A (NON)                                                        21,068,850
          1,417,600 Metromedia Fiber Network, Inc. Class A (NON)                                         14,353,200
            168,300 Nextel Communications, Inc. Class A (NON)                                             4,165,425
             79,400 Research in Motion, Ltd. (Canada) (NON)                                               6,352,000
            152,500 SBA Communications Corp. (NON)                                                        6,262,031
            398,500 Sprint Corp. (PCS Group) (NON)                                                        8,144,344
            118,600 Time Warner Telecom, Inc. Class A (NON)                                               7,523,688
            288,900 TyCom, Ltd. (Bermuda) (NON)                                                           6,464,138
          1,346,892 XO Communications, Inc. Class A (NON)                                                23,991,511
                                                                                                     --------------
                                                                                                        118,491,345
                                                                                                     --------------
                    Total Common Stocks (cost $2,851,457,711)                                        $3,059,320,008

PREFERRED STOCKS (0.8%) (a) (cost $8,287,515)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            222,600 Marschollek, Lautenschlaeger und Partner (MLP)
                    AG DEM 3.05 pfd. (Germany)                                                       $   24,340,620
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,859,745,226) (b)                                      $3,083,660,628
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,123,503,977.

  (b) The aggregate identified cost on a tax basis is $2,900,841,126 resulting in gross unrealized appreciation and depreciation of $715,754,634 and $532,935,132, respectively, or net unrealized appreciation of $182,819,502.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2000 was $10,898,798 or 0.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December
      31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 2000
                                     Aggregate Face   Expiration   Unrealized
                       Total Value        Value          Date     Depreciation
------------------------------------------------------------------------------
S&P 500 Index (Long)   $26,700,000     $26,914,063      Mar-01     $(214,063)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,859,745,226) (Note 1)                                    $3,083,660,628
-------------------------------------------------------------------------------------------
Cash                                                                             42,999,827
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           484,609
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            8,318,649
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   22,968,031
-------------------------------------------------------------------------------------------
Total assets                                                                  3,158,431,744

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                        292,556
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 12,330,737
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       12,839,721
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      4,983,567
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,335,094
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        85,881
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         15,215
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            2,480,228
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              564,768
-------------------------------------------------------------------------------------------
Total liabilities                                                                34,927,767
-------------------------------------------------------------------------------------------
Net assets                                                                   $3,123,503,977

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,116,260,036
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                           (359,939)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (216,033,295)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                    223,637,175
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $3,123,503,977

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,518,520,660 divided by 61,350,251 shares)                                        $24.75
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $24.75)*                              $26.26
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,363,830,672 divided by 57,629,891 shares)**                                      $23.67
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($119,908,918 divided by 4,913,857 shares)**                                         $24.40
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($121,243,727 divided by 5,040,462 shares)                                           $24.05
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $24.05)*                              $24.92
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended December 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividend (net of foreign tax $155,216)                                      $     4,226,874
-------------------------------------------------------------------------------------------
Interest                                                                          5,043,992
-------------------------------------------------------------------------------------------
Total investment income                                                           9,270,866

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 21,863,466
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    5,680,451
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    91,506
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     32,756
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             4,882,406
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            17,585,429
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                             1,359,081
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             1,275,623
-------------------------------------------------------------------------------------------
Other                                                                             2,196,364
-------------------------------------------------------------------------------------------
Total expenses                                                                   54,967,082
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,000,541)
-------------------------------------------------------------------------------------------
Net expenses                                                                     53,966,541
-------------------------------------------------------------------------------------------
Net investment loss                                                             (44,695,675)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (146,830,860)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (3,388,600)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (2,088)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                                 3,304
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the year                                            (1,347,515,096)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (1,497,733,340)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(1,542,429,015)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended December 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (44,695,675) $   (21,206,262)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                        (150,221,548)     296,168,356
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                   (1,347,511,792)   1,124,948,129
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (1,542,429,015)   1,399,910,223
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                            (52,836,793)     (85,402,662)
--------------------------------------------------------------------------------------------------
   Class B                                                            (49,416,134)     (80,535,688)
--------------------------------------------------------------------------------------------------
   Class C                                                             (4,238,844)      (3,713,864)
--------------------------------------------------------------------------------------------------
   Class M                                                             (4,367,797)      (9,081,113)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
   Class A                                                            (29,093,880)              --
--------------------------------------------------------------------------------------------------
   Class B                                                            (27,210,339)              --
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,334,063)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (2,405,070)              --
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                               (447,207)              --
--------------------------------------------------------------------------------------------------
   Class B                                                               (418,254)              --
--------------------------------------------------------------------------------------------------
   Class C                                                                (35,877)              --
--------------------------------------------------------------------------------------------------
   Class M                                                                (36,969)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   1,422,924,757      657,805,994
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (292,345,485)   1,878,982,890

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   3,415,849,462    1,536,866,572
--------------------------------------------------------------------------------------------------
End of year (including accumulated net investment
loss of $359,939 and $--, respectively)                           $ 3,123,503,977   $3,415,849,462
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended December 31
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $38.45       $22.70       $19.11       $15.51       $14.40
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.26)        (.19)        (.12)        (.10)        (.11)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (12.03)       18.10         4.54         3.73         1.22
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (12.29)       17.91         4.42         3.63         1.11
-----------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.90)       (2.16)        (.83)        (.03)          --
-----------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.50)          --           --           --           --
-----------------------------------------------------------------------------------------------------
From return of
capital                                 (.01)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.41)       (2.16)        (.83)        (.03)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $24.75       $38.45       $22.70       $19.11       $15.51
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (32.24)       79.90        23.52        23.42         7.71
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,518,521   $1,663,371     $753,319     $532,287     $348,261
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .99         1.03         1.12         1.22         1.44
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.74)        (.71)        (.59)        (.58)        (.69)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                104.69        89.74        91.61        73.73        68.95
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended December 31
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $37.13       $22.13       $18.78       $15.36       $14.37
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.51)        (.38)        (.27)        (.22)        (.22)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (11.54)       17.54         4.45         3.67         1.21
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (12.05)       17.16         4.18         3.45          .99
-----------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.90)       (2.16)        (.83)        (.03)          --
-----------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.50)          --           --           --           --
-----------------------------------------------------------------------------------------------------
From return of
capital                                 (.01)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.41)       (2.16)        (.83)        (.03)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $23.67       $37.13       $22.13       $18.78       $15.36
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (32.75)       78.56        22.66        22.48         6.89
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,363,831   $1,505,719     $699,040     $496,501     $328,268
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.74         1.78         1.87         1.97         2.19
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.49)       (1.46)       (1.34)       (1.33)       (1.45)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                104.69        89.74        91.61        73.73        68.95
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------
                                                     For the period
Per-share                            Year ended       Feb. 1, 1999+
operating performance                December 31       to Dec. 31
-------------------------------------------------------------------
                                        2000              1999
-------------------------------------------------------------------
Net asset value,
beginning of period                   $38.21            $23.95
-------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------
Net investment loss (a)                 (.53)             (.38)
-------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (11.87)            16.80
-------------------------------------------------------------------
Total from
investment operations                 (12.40)            16.42
-------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------
From net realized gain
on investments                          (.90)            (2.16)
-------------------------------------------------------------------
In excess of net realized gain
on investments                          (.50)               --
-------------------------------------------------------------------
From return of
capital                                 (.01)               --
-------------------------------------------------------------------
Total distributions                    (1.41)            (2.16)
-------------------------------------------------------------------
Net asset value,
end of period                         $24.40            $38.21
-------------------------------------------------------------------
Total return at
net asset value (%)(b)                (32.74)            69.50*
-------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $119,909           $76,097
-------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.74              1.63*
-------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.49)            (1.34)*
-------------------------------------------------------------------
Portfolio turnover (%)                104.69             89.74
-------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended December 31
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $37.61       $22.34       $18.91       $15.42       $14.39
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.43)        (.32)        (.22)        (.18)        (.19)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (11.72)       17.75         4.48         3.70         1.22
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (12.15)       17.43         4.26         3.52         1.03
-----------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.90)       (2.16)        (.83)        (.03)          --
-----------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.50)          --           --           --           --
-----------------------------------------------------------------------------------------------------
From return of
capital                                 (.01)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.41)       (2.16)        (.83)        (.03)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $24.05       $37.61       $22.34       $18.91       $15.42
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (32.59)       79.04        22.92        22.84         7.16
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $121,244     $170,662      $84,507      $59,643      $37,325
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.49         1.53         1.62         1.72         1.94
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.24)       (1.21)       (1.09)       (1.08)       (1.20)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                104.69        89.74        91.61        73.73        68.95
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
December 31, 2000

Note 1
Significant accounting policies

The Putnam Voyager Fund II ("the fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks aggressive long-term growth of capital by investing primarily in a portfolio of common stocks believed to offer above-average growth potential.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended December 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, and unrealized gains and losses on certain futures contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2000, the fund reclassified $44,335,736 to decrease accumulated net investment loss and $44,198,955 to decrease paid-in-capital, with an increase to accumulated net realized losses of $136,781. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended December 31, 2001, the fund's expenses were reduced by $1,000,541 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,122 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended December 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $2,470,328 and $80,618 from the sale of class A and class M shares, respectively, and received $1,675,095 and $44,358 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended December 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $29,041 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended December 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $5,323,402,014 and $4,060,067,415, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended December 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,868,282      $1,084,374,502
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,976,629          79,660,132
---------------------------------------------------------------------------
                                            31,844,911       1,164,034,634

Shares
repurchased                                (13,758,681)       (484,838,849)
---------------------------------------------------------------------------
Net increase                                18,086,230      $  679,195,785
---------------------------------------------------------------------------

                                               Year ended December 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 17,735,558       $ 493,996,704
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,367,568          82,449,807
---------------------------------------------------------------------------
                                            20,103,126         576,446,511

Shares
repurchased                                (10,028,805)       (266,866,656)
---------------------------------------------------------------------------
Net increase                                10,074,321       $ 309,579,855
---------------------------------------------------------------------------

                                               Year ended December 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 25,520,705      $  931,107,095
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,782,926          71,246,233
---------------------------------------------------------------------------
                                            28,303,631       1,002,353,328

Shares
repurchased                                (11,226,195)       (387,905,143)
---------------------------------------------------------------------------
Net increase                                17,077,436      $  614,448,185
---------------------------------------------------------------------------

                                               Year ended December 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,759,777       $ 431,528,199
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,214,594          74,509,134
---------------------------------------------------------------------------
                                            17,974,371         506,037,333

Shares
repurchased                                 (9,015,320)       (237,554,812)
---------------------------------------------------------------------------
Net increase                                 8,959,051       $ 268,482,521
---------------------------------------------------------------------------

                                               Year ended December 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,047,956        $150,464,346
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  223,572           5,900,901
---------------------------------------------------------------------------
                                             4,271,528         156,365,247

Shares
repurchased                                 (1,348,966)        (45,015,858)
---------------------------------------------------------------------------
Net increase                                 2,922,562        $111,349,389
---------------------------------------------------------------------------

                                           For the period February 1, 1999
                                           (commencement of operations) to
                                                         December 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,219,919         $61,369,858
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  101,541           3,516,354
---------------------------------------------------------------------------
                                             2,321,460          64,886,212

Shares
repurchased                                   (330,165)         (8,337,615)
---------------------------------------------------------------------------
Net increase                                 1,991,295         $56,548,597
---------------------------------------------------------------------------

                                               Year ended December 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,917,503        $ 68,685,024
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  253,073           6,582,616
---------------------------------------------------------------------------
                                             2,170,576          75,267,640

Shares
repurchased                                 (1,668,145)        (57,336,242)
---------------------------------------------------------------------------
Net increase                                   502,431        $ 17,931,398
---------------------------------------------------------------------------

                                               Year ended December 31, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,240,671        $ 57,924,106
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  257,778           8,784,830
---------------------------------------------------------------------------
                                             2,498,449          66,708,936

Shares
repurchased                                 (1,743,600)        (43,513,915)
---------------------------------------------------------------------------
Net increase                                   754,849        $ 23,195,021
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government
Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the fund hereby designates $61,043,352 as capital gains, for its taxable year ended December 31, 2000.

For the year ended 12/31/00, a portion of the fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Roland W. Gillis
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Voyager Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN017-68406  377/2AR/2AO  2/01